ORIX Corporation Shareholders' Equity	12 Months Ended
Mar. 31, 2023
Stockholders' Equity Note [Abstract]
ORIX Corporation Shareholders' Equity
21. ORIX Corporation Shareholders’ Equity
Changes in the number of shares issued in fiscal 2021, 2022 and 2023 are as follows:

	Number of shares
	2021	2022	2023
Beginning balance	1,324,629,128	1,285,724,480	1,258,277,087
Cancellation of treasury stock	(38,904,648)	(27,447,393)	(23,427,745)

Ending balance	1,285,724,480	1,258,277,087	1,234,849,342

The Japanese Companies Act (the “Act”) provides that an amount equivalent to 10% of any dividends resulting from appropriation of retained earnings be appropriated to the legal reserve until the aggregate amount of the additional paid-in
capital and the legal reserve equals 25% of the issued capital. The Act also provides that both additional paid-in
capital and the legal reserve are not available for dividends but may be capitalized or may be reduced by resolution of the general meeting of shareholders. However, if specified in the Company’s articles of incorporation, dividends can be declared by the Board of Directors instead of the general meeting of shareholders. In accordance with this, the Board of Directors of the Company resolved in May 2023 that a total of ¥50,209 million dividends shall be distributed to the shareholders of record as of March 31, 2023. The liability for declared dividends and related impact on total equity is accounted for in the period of such Board of Directors’ resolution.
The Act provides that at least
one-half
of amounts paid for new shares are included in common stock when they are issued. In conformity therewith, the Company has divided the principal amount of bonds converted into common stock and proceeds received from the issuance of common stock, including the exercise of warrants and stock acquisition rights, equally between common stock and additional paid-in
capital, and set off expenses related to the issuance from the additional paid-in
capital.
The amount available for dividends under the Act is calculated based on the amount recorded in the Company’s non-consolidated
financial statements prepared in accordance with accounting principles generally accepted in Japan. As a result, the amount available for dividends is ¥884,149 million as of March 31, 2023.
Retained earnings at March 31, 2023 include ¥104,346 million relating to equity in undistributed earnings of the companies accounted or by the equity method.
As of March 31, 2023, the restricted net assets of certain subsidiaries include regulatory capital requirements mainly for banking and life insurance operations of ¥13,623 million.